Provision for Legal Claims (Details) - Schedule of Probable Likelihood of Loss - BRL (R$) R$ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Provision for Legal Claims (Details) - Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	R$ 1,117	R$ 1,445
Additions	2,404	960
Monetary restatement	108	113
Reversal	(332)	(1,054)
Payments	(2,005)	(347)
Ending balance	1,292	1,117
Labor [Member]
Provision for Legal Claims (Details) - Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	319	1,013
Additions	635	407
Monetary restatement	4	75
Reversal	(332)	(829)
Payments	(507)	(347)
Ending balance	119	319
Civil [Member]
Provision for Legal Claims (Details) - Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance
Additions	46
Monetary restatement
Reversal
Payments	(46)
Ending balance
Tax [Member]
Provision for Legal Claims (Details) - Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	344
Additions	1,723	533
Monetary restatement	72	16
Reversal		(205)
Payments	(1,452)
Ending balance	687	344
Environ. [Member]
Provision for Legal Claims (Details) - Schedule of Probable Likelihood of Loss [Line Items]
Beginning balance	454	432
Additions		20
Monetary restatement	32	22
Reversal		(20)
Payments
Ending balance	R$ 486	R$ 454